CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current
Cash and cash equivalents	$ 479,685	$ 140,596
Accounts receivable, prepaids and other (Note 5)	21,306	37,890
Value-added and other tax receivables	11,797	11,070
Inventories (Note 6)	238,055	217,923
Assets classified as held for sale (Note 7)	11,855	22,021
Current assets	762,698	429,500
Value-added tax receivables	35,383	25,153
Mining interests - owned by subsidiaries and joint operations	2,387,020	2,046,731
Mining interests - investments in joint ventures and associates	76,235	130,736
Other assets (Note 8)	76,496	49,615
Deferred income taxes (Note 16)	24,547	1,336
Total assets	3,362,379	2,683,071
Current
Accounts payable and accrued liabilities	89,062	83,370
Current income and other taxes payable	154,709	53,396
Current portion of long-term debt (Note 9)	34,111	26,030
Other current liabilities	8,211	2,266
Total current liabilities	286,093	165,062
Long-term debt (Note 9)	75,911	235,821
Mine restoration provisions (Note 10)	104,282	75,419
Deferred income taxes (Note 16)	220,903	145,590
Employee benefits obligation	5,874	4,736
Other long-term liabilities	8,726	4,791
Total liabilities	701,789	631,419
Shareholders’ equity
Issued: 1,051,138,175 common shares (Dec. 31, 2019 – 1,030,399,987)	2,407,734	2,339,874
Contributed surplus	48,472	56,685
Accumulated other comprehensive loss	(138,533)	(145,071)
Retained earnings (deficit)	254,343	(261,245)
Equity attributable to owners of parent	2,572,016	1,990,243
Non-controlling interests (Note 13)	88,574	61,409
Total equity	2,660,590	2,051,652
Total equity and liabilities	3,362,379	2,683,071
Commitments (Note 21)